Payables and Other Current Liabilities - Changes in Provision Law 18/2022 (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) invoice	Dec. 31, 2022 EUR (€) invoice	Dec. 31, 2021 EUR (€)
Trade And Other Payables [Line Items]
Total payments	€ 29,188	€ 29,509	€ 29,236
Telefónica, S.A.
Trade And Other Payables [Line Items]
Total payments	7,897	8,362
Telefónica, S.A. | Law 18/2022
Trade And Other Payables [Line Items]
Total payments	€ 4,558	€ 4,899
Payments To Suppliers For Goods And Services, To Total, Percentage	0.58	0.59
Number of Invoices, Payments To Suppliers For Goods And Services | invoice	141,862	157,523
Number of Invoices, Payments To Suppliers For Goods And Services, To Total, Percentage	0.51	0.54